Document and Entity Information	Nov. 18, 2019
Cover [Abstract]
Entity Registrant Name	8X8 INC /DE/
Amendment Flag	false
Entity Central Index Key	0001023731
Document Type	8-K
Document Period End Date	Nov. 18, 2019
Entity Incorporation State Country Code	DE
Entity File Number	001-38312
Entity Tax Identification Number	77-0142404
Entity Address, Address Line One	2125 O’Nel Drive
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95131
City Area Code	(408)
Local Phone Number	727-1885
Security 12b Title	Common Stock, $.001 par value
Trading Symbol	EGHT
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false